UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               October 21, 2011
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           35
Form 13F Information Table Value Total:       306782
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		4337	84815	SOLE
Arthur J. Gallagher	COM	363576109	6123	232801	SOLE
Ascent Capital Group	COM	43632108	5903	150135	SOLE
Brinks 			COM	109696104	10834	464785	SOLE
Broadridge		COM	11133T103	13597	675145	SOLE
Choice Hotels		COM	169905106	2280	76700	SOLE
Cintas			COM	172908105	14218	505267	SOLE
Cisco			COM	17275r102	4579	295405	SOLE
Coinstar		COM	19259p300	8947	223670	SOLE
Compass Minerals 	COM	20451n101	7141	106933	SOLE
Computer Sciences	COM	205363104	3065	114155	SOLE
Covance			COM	222816100	8840	194504	SOLE
Dresser-Rand		COM	261608103	14215	350735	SOLE
Energizer Holdings	COM	29266r108	13092	197045	SOLE
Equifax 		COM	294429105	13424	436692	SOLE
Hillenbrand		COM	431571108	12055	655181	SOLE
Interval Leisure Group	COM	46113m108	2751	206543	SOLE
Intl Flav & Fragrances	COM	459506101	6288	111850	SOLE
Intl Game Technology	COM	459902102	12287	845652	SOLE
Iron Mountain		COM	462846106	10120	320050	SOLE
Jack Henry		COM	426281101	12428	428858	SOLE
Johnson & Johnson	COM	478160104	3301	51830	SOLE
Lexmark International	COM	529771107	7985	295430	SOLE
Liberty Starz Group	COM	530322304	12418	195370	SOLE
Microsoft		COM	594918104	3391	136240	SOLE
Mobile Mini		COM	60740f105	9195	559305	SOLE
Newell Rubbermaid	COM	651229106	11895	1002085	SOLE
PetSmart		COM	716768106	11740	275275	SOLE
Ralcorp Holdings	COM	751028101	3939	51350	SOLE
SEIC			COM	784117103	6468	420558	SOLE
Teleflex		COM	879369106	13041	242531	SOLE
Total System Services	COM	891906109	11153	658760	SOLE
Towers Watson		COM	891894107	13513	226038	SOLE
Valassis Comm		COM	918866104	10616	566510	SOLE
Verizon 		COM	92343v104	1603	43550	SOLE